Shareholder Report, Average Annual Return (Details)		1 Months Ended		3 Months Ended	4 Months Ended				5 Months Ended		6 Months Ended																						9 Months Ended	10 Months Ended	11 Months Ended			12 Months Ended														13 Months Ended	22 Months Ended	33 Months Ended	35 Months Ended			60 Months Ended	72 Months Ended	73 Months Ended	81 Months Ended	120 Months Ended
	Jan. 02, 2023	Jan. 14, 2025	Jun. 30, 2020	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	May 31, 2016	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	May 31, 2020	May 31, 2020	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	May 31, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016	Dec. 31, 2019	Dec. 31, 2025	Sep. 09, 2025	Mar. 05, 2024	Feb. 01, 2023	Dec. 31, 2025	Dec. 31, 2025	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 21, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 08, 2019	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Sprott Gold Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			30-06-2020							31-05-2016	31-12-2025		30-06-2025	31-12-2024	30-06-2024	31-12-2023	30-06-2023		31-12-2022	30-06-2022	31-12-2021	30-06-2021	31-12-2020		31-05-2020	30-11-2019	31-05-2019	30-11-2018	31-05-2018	30-11-2017	31-05-2017	30-11-2016																			31-12-2015
Sprott Junior Gold Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			30-06-2020							31-05-2016	31-12-2025		30-06-2025	31-12-2024	30-06-2024	31-12-2023	30-06-2023		31-12-2022	30-06-2022	31-12-2021	30-06-2021	31-12-2020		31-05-2020	30-11-2019	31-05-2019	30-11-2018	31-05-2018	30-11-2017	31-05-2017	30-11-2016																			31-12-2015
Sprott Critical Materials ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	02-01-2023										31-12-2025		30-06-2025	31-12-2024	30-06-2024	31-12-2023		30-06-2023
Sprott Lithium Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	02-01-2023										31-12-2025		30-06-2025	31-12-2024	30-06-2024	31-12-2023		30-06-2023
SPROTT URANIUM MINERS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			6/30/2020								12/31/2025		6/30/2025	12/31/2024	6/30/2024	12/31/2023	6/30/2023		12/31/2022	6/30/2022	12/31/2021	6/30/2021	12/31/2020	5/31/2020																							12/3/2019
Sprott Junior Uranium Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									6/30/2023		12/31/2025		6/30/2025	12/31/2024	6/30/2024	12/31/2023																					2/1/2023
Sprott Junior Copper Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									6/30/2023		12/31/2025		6/30/2025	12/31/2024	6/30/2024	12/31/2023																					2/1/2023
Sprott Nickel Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				6/30/2023							12/31/2025		6/30/2025	12/31/2024	6/30/2024	12/31/2023																											3/21/2023
Sprott Copper Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								6/30/2024			12/31/2025		6/30/2025	12/31/2024																						3/5/2024
Sprott Silver Miners & Physical Silver ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1/14/2025									12/31/2025	6/30/2025
Sprott Active Gold & Silver Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							6/30/2025				12/31/2025																													2/19/2025
Sprott Active Metals & Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name						12/31/2025																													9/9/2025
Sprott Gold Equity Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	12/31/2019						12/31/2025		12/31/2024	12/31/2023		12/31/2022	12/31/2021	12/31/2020						4/8/2019
Sprott Gold Equity Fund Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																							12/31/2025		12/31/2024	12/31/2023		12/31/2022	12/31/2021	12/31/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015
C 000206508 Sprott Gold Miners E T F Net Asset Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							152.87%																			19.41%				19.46%
C 000206508 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%																			14.42%				14.82%
C 000206508 Solactive Gold Miners Custom Factors Index T R [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							154.65%																			20.34%				20.48%
C 000206509 Sprott Junior Gold Miners E T F Net Asset Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							174.57%																			16.68%				19.13%
C 000206509 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%																			14.42%				14.82%
C 000206509 Solactive Junior Gold Miners Custom Factors Index T R [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							171.34%																			16.62%				19.84%
C 000239800 Sprott Critical Materials E T F Net Asset Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							94.50%																	14.79%
C 000239800 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%																	20.78%
C 000239800 Nasdaq Sprott Critical Materials Tm Index Memberr [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							95.05%																	15.69%
C 000239803 Sprott Lithium Miners E T F Net Asset Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							93.35%																	(11.30%)
C 000239803 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%																	20.78%
C 000239803 Nasdaq Sprott Lithium Miners Tm Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							91.61%																	(11.88%)
C 000233863 Sprott Uranium Miners E T F Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							40.41%																				24.92%	31.57%
C 000233863 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%																				14.42%	15.73%
C 000233863 North Shore Global Uranium Mining Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							41.95%																				25.84%	32.70%
C 000239804 Sprott Junior Uranium Miners E T F [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							44.76%																		13.21%
C 000239804 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%																		20.78%
C 000239804 Nasdaq Sprott Junior Uranium Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							47.49%																		14.55%
C 000239801 Sprott Junior Copper Miners E T F [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							137.40%																36.54%
C 000239801 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%																20.78%
C 000239801 Nasdaq Sprott Junior Copper Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							132.42%																37.19%
C 000239802 Sprott Nickel Miners E T F [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							50.54%															(0.97%)
C 000239802 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%															22.99%
C 000239802 Nasdaq Sprott Nickel Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							51.69%															(0.27%)
C 000248362 Sprott Copper Miners E T F [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							73.04%														40.22%
C 000248362 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%														19.33%
C 000248362 Nasdaq Sprott Copper Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							74.59%														40.95%
C 000252337 Sprott Silver Miners And Physical Silver E T F [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																						177.89%
C 000252337 Nasdaq Sprott Silver Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																						182.07%
C 000252337 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																						18.61%
C 000257091 Sprott Active Gold And Silver Miners E T F [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																		123.71%
C 000257091 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																		12.66%
C 000257091 N Y S E Arca Gold Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																		110.34%
C 000263362 Sprott Active Metals And Miners E T F [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					28.67%
C 000263362 S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					5.49%
C 000263362 M S C I A C W I Select Metal And Mining Producer Ex Gold And Silver I M I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					24.46%
C 000216003 Sprott Gold Equity Fund Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							148.33%																				18.77%		22.74%
C 000216003 S And P 500 T R Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%																				14.42%		15.43%
C 000216003 P H L X Gold Silver Sector T R Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							152.80%																				20.94%		26.48%
C 000216004 Sprott Gold Equity Fund Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							147.67%																				18.43%			18.17%
C 000216004 S And P 500 T R Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							17.88%																				14.42%			14.82%
C 000216004 P H L X Gold Silver Sector T R Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																							152.80%																				20.94%			23.94%